Employee benefits (Details 11) - Underfunded Pension Plans [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	$ 8	$ 6
Equity securities	89	112
International investments	66
Real estate, amount contributed to fair value of plan assets	43	27
Loans to participants, amount contributed to fair value of plan assets	1	1
Other	116	131
Total	743	817
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	114	215
Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	236	210
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	43	41
Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	1	19
Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	26	55
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets
Equity securities	89	112
Total	152	221
Level 1 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	20	60
Level 1 of fair value hierarchy [member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	43	41
Level 1 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets		8
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	8	6
Total	365	382
Level 2 of fair value hierarchy [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	114	215
Level 2 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	216	150
Level 2 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	1	11
Level 2 of fair value hierarchy [member] | Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	26
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets
Total	226	214	$ 140
Level 3 Of Fair Values Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Real estate, amount contributed to fair value of plan assets	43	27
Loans to participants, amount contributed to fair value of plan assets	1	1
Other	116	131
Total	226	214
Level 3 Of Fair Values Hierarchy [Member] | International Investments [Member]
IfrsStatementLineItems [Line Items]
International investments	$ 66
Level 3 Of Fair Values Hierarchy [Member] | Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets		$ 55